Investment Strategy - Prospectus Summary - Franklin Institutional U.S. Government Money Market Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a "feeder fund" that invests, through the Master Portfolio, at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. In addition, under normal circumstances, the Fund invests, through the Master Portfolio, at least 80% of its net assets in Government securities and repurchase agreements collateralized fully by Government securities. In contrast to the Fund's 99.5% policy, the Fund's 80% policy does not include cash. For purposes of these policies, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% and 80% policies.

The Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 share price.

Unless the context otherwise requires, references to the Fund's investments refer to those investments of the Master Portfolio to which the Fund is exposed and references to the investment manager or the Fund's investment manager refer to the Master Portfolio's investment manager.

The Fund invests in:

U.S. government securities which may include fixed, floating and variable rate securities.

Repurchase agreements which are agreements by the Fund to buy Government securities from a broker-dealer or other counterparty and then to sell the securities back to such counterparty on an agreed upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates.

Portfolio maturity and quality The Fund only buys securities that the investment manager determines present minimal credit risks. The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	In contrast to the Fund's 99.5% policy, the Fund's 80% policy does not include cash. For purposes of these policies, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% and 80% policies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In addition, under normal circumstances, the Fund invests, through the Master Portfolio, at least 80% of its net assets in Government securities and repurchase agreements collateralized fully by Government securities
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a "feeder fund" that invests, through the Master Portfolio, at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. In addition, under normal circumstances, the Fund invests, through the Master Portfolio, at least 80% of its net assets in Government securities and repurchase agreements collateralized fully by Government securities. In contrast to the Fund's 99.5% policy, the Fund's 80% policy does not include cash. For purposes of these policies, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% and 80% policies.

The Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 share price.

Unless the context otherwise requires, references to the Fund's investments refer to those investments of the Master Portfolio to which the Fund is exposed and references to the investment manager or the Fund's investment manager refer to the Master Portfolio's investment manager.

The Fund invests in:

U.S. government securities which may include fixed, floating and variable rate securities.

Repurchase agreements which are agreements by the Fund to buy Government securities from a broker-dealer or other counterparty and then to sell the securities back to such counterparty on an agreed upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates.

Portfolio maturity and quality The Fund only buys securities that the investment manager determines present minimal credit risks. The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	In contrast to the Fund's 99.5% policy, the Fund's 80% policy does not include cash. For purposes of these policies, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% and 80% policies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In addition, under normal circumstances, the Fund invests, through the Master Portfolio, at least 80% of its net assets in Government securities and repurchase agreements collateralized fully by Government securities